Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000127111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class Z
Average Annual Return, Percent	13.93%	9.09%	9.01%
C000127110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class I
Average Annual Return, Percent	13.70%	8.83%	8.80%
C000060632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class C
Average Annual Return, Percent	11.74%	7.76%	7.90%
C000024981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class A
Average Annual Return, Percent	7.72%	7.49%	7.97%
Without Sales Load [Member] | C000060632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class C—excluding contingent deferred sales charge
Average Annual Return, Percent	12.69%	7.76%	7.90%
Without Sales Load [Member] | C000024981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Global Equity Fund Class A—excluding sales load
Average Annual Return, Percent	13.68%	8.65%	8.55%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	23.19%	15.14%	11.87%